UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – September 30, 2019

Item 1.  Schedule of Investments.

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 96.0%
Consumer Discretionary - 22.4%
9,635	Aaron's, Inc.	$619,145
28,120	Boot Barn Holdings, Inc. (a)	981,388
12,110	Callaway Golf Co.	235,055
14,065	Crocs, Inc. (a)	390,445
21,090	frontdoor, Inc. (a)	1,024,341
23,305	KB Home	792,370
9,825	LGI Homes, Inc. (a)	818,619
6,855	Lithia Motors, Inc., Class A	907,465
2,220	Planet Fitness, Inc., Class A (a)	128,471
2,745	RH (a)	468,928
4,340	Shake Shack, Inc. (a)	425,494
3,354	Strategic Education, Inc.	455,742
35	The RealReal, Inc. (a)	783
12,145	TopBuild Corp. (a)	1,171,142
11,480	Wingstop, Inc.	1,001,974
12,145	Winnebago Industries, Inc.	465,761
10,760	Zumiez, Inc. (a)	340,823
		10,227,946
Consumer Staples - 1.6%
26,300	elf Beauty, Inc. (a)	460,513
8,040	Grocery Outlet Holding Corp. (a)	278,827
		739,340
Financial Services - 3.3%
11,550	Kinsale Capital Group, Inc.	1,193,230
955	LendingTree, Inc. (a)	296,461
		1,489,691
Health-Care - 19.8%
14,410	ACADIA Pharmaceuticals, Inc. (a)	518,616
7,295	Aimmune Therapeutics, Inc. (a)	152,757
4,095	AMN Healthcare Services, Inc. (a)	235,708
4,340	Arena Pharmaceuticals, Inc. (a)	198,642
16,055	Cardiovascular Systems, Inc. (a)	762,934
22,215	Fate Therapeutics, Inc. (a)	344,999
7,155	Haemonetics Corp. (a)	902,532
30,310	Horizon Therapeutics PLC (a)	825,341
2,835	Inogen, Inc. (a)	135,825
5,600	LHC Group, Inc. (a)	635,936
16,005	Natera, Inc. (a)	524,964
2,640	Nevro Corp. (a)	226,961
5,125	NuVasive, Inc. (a)	324,822
12,660	Pacira BioSciences, Inc. (a)	481,966
1,700	Penumbra, Inc. (a)	228,633
4,095	Repligen Corp. (a)	314,045
5,475	Shockwave Medical, Inc. (a)	163,867
11,905	Tabula Rasa HealthCare, Inc. (a)	654,061
3,750	Tactile Systems Technology, Inc. (a)	158,700
11,610	Tandem Diabetes Care, Inc. (a)	684,758
3,400	Teladoc Health, Inc. (a)	230,248
Shares	Security Description	Value
Health-Care - 19.8% (continued)
14,960	Veracyte, Inc. (a)	$359,040
		9,065,355
Industrials - 25.2%
4,520	Aerojet Rocketdyne Holdings, Inc. (a)	228,305
8,785	Albany International Corp.	792,056
23,520	Casella Waste Systems, Inc. (a)	1,009,949
6,045	Chart Industries, Inc. (a)	376,966
13,360	Generac Holdings, Inc. (a)	1,046,622
3,750	John Bean Technologies Corp.	372,862
12,475	Knight-Swift Transportation Holdings, Inc.	452,843
24,055	Kornit Digital, Ltd. (a)	740,413
21,130	MasTec, Inc. (a)	1,371,971
15,605	Mercury Systems, Inc. (a)	1,266,658
4,460	Proto Labs, Inc. (a)	455,366
6,005	RBC Bearings, Inc. (a)	996,290
10,740	Trex Co., Inc. (a)	976,588
11,755	TriNet Group, Inc. (a)	731,043
6,370	Woodward, Inc.	686,877
		11,504,809
Real Estate - 2.0%
23,100	First Industrial Realty Trust, Inc. REIT	913,836

Technology - 21.7%
6,045	ACI Worldwide, Inc. (a)	189,360
9,330	Advanced Energy Industries, Inc. (a)	535,635
10,575	Anaplan, Inc. (a)	497,025
2,745	Cabot Microelectronics Corp.	387,621
4,780	Coupa Software, Inc. (a)	619,345
16,241	Evo Payments, Inc., Class A (a)	456,697
6,125	Five9, Inc. (a)	329,157
20,285	FormFactor, Inc. (a)	378,214
7,555	II-VI, Inc. (a)	266,011
8,215	Inphi Corp. (a)	501,526
13,305	Itron, Inc. (a)	984,038
34,345	Lattice Semiconductor Corp. (a)	627,998
13,895	Methode Electronics, Inc.	467,428
3,995	MKS Instruments, Inc.	368,659
22,235	Perficient, Inc. (a)	857,826
4,290	Q2 Holdings, Inc. (a)	338,352
2,335	Rapid7, Inc. (a)	105,986
8,565	Silicon Laboratories, Inc. (a)	953,713
1,500	The Trade Desk, Inc., Class A (a)	281,325
4,090	Upland Software, Inc. (a)	142,577
42,920	Viavi Solutions, Inc. (a)	601,095
		9,889,588
Total Common Stock (Cost $42,290,527)		43,830,565

1

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Investments, at value - 96.0% (Cost $42,290,527)		$43,830,565
Other Assets & Liabilities, Net - 4.0%		1,819,386
Net Assets - 100.0%		$45,649,951

(a)	Non-income producing security.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$43,830,565
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$43,830,565

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 98.4%
Australia - 1.4%
145,500	BHP Group PLC, ADR	$6,233,220
Austria - 1.1%
119,600	ANDRITZ AG	4,888,427
Belgium - 1.1%
48,370	Solvay SA, Class A	5,008,485
Canada - 4.0%
124,232	Magna International, Inc.	6,622,081
141,537	Methanex Corp.	5,022,194
102,800	The Toronto-Dominion Bank	5,994,113
		17,638,388
Colombia - 1.4%
540,300	Bancolombia SA	6,089,243
Finland - 1.4%
110,276	Kone Oyj, Class B	6,279,006
France - 4.9%
47,400	Cie Generale des Etablissements Michelin SCA	5,290,357
99,141	Imerys SA	3,985,207
66,707	IPSOS	1,901,297
88,229	Publicis Groupe SA	4,338,975
54,400	Vinci SA	5,859,364
		21,375,200
Germany - 7.3%
85,400	BASF SE	5,968,402
345,442	Deutsche Telekom AG	5,796,066
47,100	Hannover Rueck SE	7,962,316
107,786	LANXESS AG	6,578,958
22,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	5,873,721
		32,179,463
India - 1.4%
526,140	Infosys, Ltd., ADR	5,982,212
Ireland - 1.0%
1,556,441	Greencore Group PLC	4,325,010
Italy - 0.1%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	310,427
Japan - 6.4%
139,100	Asahi Group Holdings, Ltd.	6,882,636
217,100	KDDI Corp.	5,672,208
427,600	Nexon Co., Ltd. (a)	5,184,588
163,400	Sumitomo Mitsui Trust Holdings, Inc.	5,887,689
Shares	Security Description	Value
Japan - 6.4% (continued)
393,600	The Kansai Electric Power Co., Inc.	$4,399,220
		28,026,341
Norway - 3.9%
325,096	DNB ASA	5,726,383
464,337	SpareBank 1 SR-Bank ASA	5,060,539
148,800	Yara International ASA	6,408,231
		17,195,153
Puerto Rico - 1.4%
113,000	Popular, Inc.	6,111,040
Singapore - 1.5%
341,835	United Overseas Bank, Ltd.	6,346,262
South Korea - 7.1%
21,600	Hyundai Mobis Co., Ltd.	4,550,600
145,200	Kia Motors Corp.	5,535,359
46,700	KT&G Corp.	4,118,923
336,300	LG Uplus Corp.	3,837,725
142,103	Samsung Electronics Co., Ltd.	5,827,156
124,200	Shinhan Financial Group Co., Ltd.	4,340,225
40,300	SK Hynix, Inc.	2,769,435
		30,979,423
Sweden - 4.2%
257,700	Duni AB, Class A	2,937,200
121,003	Loomis AB, Class B	4,253,030
361,000	SKF AB, Class B	5,966,518
569,800	Svenska Handelsbanken AB, Class A	5,335,625
		18,492,373
Switzerland - 2.9%
41,544	Chubb, Ltd.	6,706,863
67,600	Novartis AG	5,861,534
		12,568,397
Thailand - 1.3%
1,433,100	Siam Commercial Bank PCL	5,529,044
United Kingdom - 11.6%
1,134,129	Babcock International Group PLC	7,781,130
1,007,173	BBA Aviation PLC	3,866,188
159,888	Bellway PLC	6,577,909
2,019,100	Cineworld Group PLC	5,660,290
397,847	Inchcape PLC	3,089,125
30,313	Linde PLC	5,872,234
258,939	Mondi PLC	4,960,334
92,828	Next PLC	7,060,492
3,025,891	Taylor Wimpey PLC	6,008,580
		50,876,282
United States - 33.0%
33,900	Allergan PLC	5,705,031
73,100	ALLETE, Inc.	6,389,671
125,750	Ameris Bancorp	5,060,180

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
United States - 33.0% (continued)
22,000	Anthem, Inc.	$5,282,200
143,000	Avnet, Inc.	6,361,355
103,900	Brookline Bancorp, Inc.	1,530,447
65,500	Capital One Financial Corp.	5,959,190
54,151	Carter's, Inc.	4,939,113
169,774	Colony Bankcorp, Inc.	2,606,031
123,000	Dime Community Bancshares, Inc.	2,633,430
185,000	Franklin Resources, Inc.	5,339,100
32,167	General Dynamics Corp.	5,877,876
207,000	Hewlett Packard Enterprise Co.	3,140,190
154,163	International Bancshares Corp.	5,953,775
59,200	JPMorgan Chase & Co.	6,967,248
144,400	L Brands, Inc.	2,828,796
118,082	Marathon Petroleum Corp.	7,173,481
47,500	Microsoft Corp.	6,603,925
32,744	NextEra Energy, Inc.	7,629,025
61,733	Quest Diagnostics, Inc.	6,607,283
52,500	The J.M. Smucker Co.	5,776,050
302,600	The Western Union Co.	7,011,242
68,400	Tyson Foods, Inc., Class A	5,891,976
22,468	UnitedHealth Group, Inc.	4,882,746
109,551	Verizon Communications, Inc.	6,612,498
103,938	Webster Financial Corp.	4,871,574
103,211	WESCO International, Inc. (a)	4,930,389
		144,563,822
Total Common Stock (Cost $405,291,709)		430,997,218

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$34,702	Middlesex Federal Savings Bank	2.42%	07/18/20	34,702
34,414	Salem Five Financial	0.40	11/24/20	34,414
Total Certificates of Deposit (Cost $69,116)				69,116
Total Short-Term Investments (Cost $69,116)				69,116
Investments, at value - 98.4% (Cost $405,360,825)				$431,066,334
Other Assets & Liabilities, Net - 1.6%				7,211,451
Net Assets - 100.0%				$438,277,785

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$6,233,220	$–	$–	$6,233,220
Austria	4,888,427	–	–	4,888,427
Belgium	5,008,485	–	–	5,008,485
Canada	17,638,388	–	–	17,638,388
Colombia	6,089,243	–	–	6,089,243
Finland	6,279,006	–	–	6,279,006
France	21,375,200	–	–	21,375,200
Germany	32,179,463	–	–	32,179,463
India	5,982,212	–	–	5,982,212
Ireland	4,325,010	–	–	4,325,010
Italy	310,427	–	–	310,427
Japan	28,026,341	–	–	28,026,341
Norway	17,195,153	–	–	17,195,153
Puerto Rico	6,111,040	–	–	6,111,040
Singapore	6,346,262	–	–	6,346,262
South Korea	30,979,423	–	–	30,979,423
Sweden	18,492,373	–	–	18,492,373
Switzerland	12,568,397	–	–	12,568,397
Thailand	–	5,529,044	–	5,529,044
United Kingdom	50,876,282	–	–	50,876,282
United States	144,563,822	–	–	144,563,822
Certificates of Deposit	–	69,116	–	69,116
Investments at Value	$425,468,174	$5,598,160	$–	$431,066,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 96.0%
Consumer Discretionary - 13.9%
14,550	Alibaba Group Holding, Ltd., ADR (a)	$2,433,196
43,060	Aptiv PLC	3,764,305
98,520	Comcast Corp., Class A	4,441,282
62,110	General Motors Co.	2,327,883
54,360	Prosus NV, ADR (a)	792,025
13,930	Whirlpool Corp.	2,205,955
44,230	Wyndham Hotels & Resorts, Inc.	2,288,460
		18,253,106
Consumer Staples - 7.6%
81,940	Mondelez International, Inc., Class A	4,532,921
49,750	Nestle SA, ADR	5,392,900
		9,925,821
Energy - 3.4%
59,400	Royal Dutch Shell PLC, ADR, Class B	3,558,060
26,110	Schlumberger, Ltd.	892,179
		4,450,239
Financials - 18.3%
105,250	American International Group, Inc.	5,862,425
11,720	Berkshire Hathaway, Inc., Class B (a)	2,437,994
36,970	Chubb, Ltd.	5,968,437
51,600	CIT Group, Inc.	2,337,996
52,437	Citigroup, Inc.	3,622,348
31,610	JPMorgan Chase & Co.	3,720,181
		23,949,381
Health Care - 11.9%
21,720	Allergan PLC	3,655,259
57,745	Gilead Sciences, Inc.	3,659,878
28,285	Thermo Fisher Scientific, Inc.	8,238,572
		15,553,709
Industrials - 11.2%
106,770	BrightView Holdings, Inc. (a)	1,831,105
58,130	Danaher Corp.	8,395,716
76,820	Delta Air Lines, Inc.	4,424,832
		14,651,653
Materials - 7.8%
81,370	Ball Corp.	5,924,550
63,950	Crown Holdings, Inc. (a)	4,224,537
		10,149,087
Software & Services - 18.5%
3,082	Alphabet, Inc., Class A (a)	3,763,553
2,251	Alphabet, Inc., Class C (a)	2,743,969
74,230	Microsoft Corp.	10,320,197
54,360	Naspers, Ltd., ADR, Class N	1,628,626
104,780	Oracle Corp.	5,766,043
		24,222,388
Technology Hardware & Equipment - 3.4%
19,910	Apple, Inc.	4,459,243
Total Common Stock (Cost $70,954,128)		125,614,627

Shares	Security Description	Value
Money Market Fund - 4.0%
5,186,651	Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 2.15% (b) (Cost $5,186,651)	5,186,651
Investments, at value - 100.0% (Cost $76,140,779)		$130,801,278
Other Assets & Liabilities, Net - 0.0%		(19,116)
Net Assets - 100.0%		$130,782,162
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$125,614,627
Level 2 - Other Significant Observable Inputs	5,186,651
Level 3 - Significant Unobservable Inputs	–
Total	$130,801,278

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

1

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 12, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 12, 2019